Shareholder Fees {- Strategic Advisers® Small-Mid Cap Fund}	Apr. 29, 2021 USD ($)
02.28 Strategic Advisers Small-Mid Cap Fund PRO-15 | Strategic Advisers® Small-Mid Cap Fund
Shareholder Fees:
(fees paid directly from your investment)	none